Annual Total Returns - Fidelity Freedom® Income Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® Income Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom Income Fund - Class K
Bar Chart Table:
Annual Return 2018	(1.74%)
Annual Return 2019	10.74%
Annual Return 2020	9.00%